Stock-Based Compensation - Schedule of Stock Option Activity (Details) - John Keeler & Co., Inc. [Member]	9 Months Ended
Sep. 30, 2018 USD ($) $ / shares shares
Number of Option, Outstanding beginning
Number of Option, Granted	104
Number of Option, Exercised
Number of Option, Forfeited/Expired
Number of Option, Outstanding ending	104
Number of Option, Exercisable ending
Average Price, Outstanding beginning | $ / shares
Average Price, Granted | $ / shares	10,000.00
Average Price, Outstanding ending | $ / shares	10,000.00
Average Price, Exercisable ending | $ / shares
Average Life (in Years), Outstanding ending	9 years 6 months
Aggregate Intrinsic value, Outstanding ending | $
Aggregate Intrinsic value, Exercisable ending | $